Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	Convertible Subordinated Note [Member]	Common Stock [Member]	Common Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member] Convertible Subordinated Note [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Convertible Subordinated Note [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Convertible Preferred Stock [Member]	Accumulated Other Comprehensive Loss [Member] Convertible Subordinated Note [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Convertible Preferred Stock [Member]	Accumulated Deficit [Member] Convertible Subordinated Note [Member]
Balance (in shares) at Aug. 31, 2011				251,770
Balance at Aug. 31, 2011	$ (204,318)			$ 2			$ 8,370			$ (27)			$ (212,663)
Exercise of common stock options (in shares)				37,285
Exercise of common stock options	538						538
Common stock issued upon IPO, net of offering costs (in shares)				718,750
Common stock issued upon IPO, net of offering costs	$ 65,158			$ 7			$ 65,151
Conversion of convertible stock upon IPO (in shares)					1,919,152	137,321
Conversion of convertible stock upon IPO		$ 197,502	$ 14,282		$ 19	$ 1		$ 197,483	$ 14,281
Cancellation of common stock (in shares)				(727)
Cancellation of common stock
Restricted stock issued (in shares)				5,637
Restricted stock issued
Restricted stock cancelled (in shares)				(562)
Restricted stock cancelled
Conversion of liability classified warrants to equity classified warrants upon IPO	$ 17,158						$ 17,158
Stock compensation expense	1,909						1,909
Effect of reverse stock split	(2)						$ (2)
Net loss	(29,410)												$ (29,410)
Foreign currency translation adjustment	(262)									$ (262)
Unrealized gain on marketable securities	6									6
Balance (in shares) at Aug. 31, 2012				3,068,626
Balance at Aug. 31, 2012	62,561			$ 29			$ 304,888			$ (283)			$ (242,073)
Exercise of common stock options (in shares)				2,979
Exercise of common stock options	56						56
Restricted stock issued (in shares)				43,546
Restricted stock issued	$ 3			$ 1			$ 2
Restricted stock cancelled (in shares)				(3,004)
Restricted stock cancelled
Stock compensation expense	$ 3,310						$ 3,310
Net loss	(32,511)												$ (32,511)
Foreign currency translation adjustment	(395)									$ (395)
Unrealized gain on marketable securities	(18)									(18)
Balance (in shares) at Aug. 31, 2013				3,112,147
Balance at Aug. 31, 2013	33,006			$ 30			$ 308,256			$ (696)			$ (274,584)
Common stock issued upon offering, net of costs (shares)				2,875,000
Common stock issued upon offering, net of costs	20,751			$ 29			20,722
Restricted stock issued (in shares)				43,320
Restricted stock issued	$ 4			$ 1			$ 3
Restricted stock cancelled (in shares)				(6,359)
Restricted stock cancelled
Stock compensation expense	$ 3,068						$ 3,068
Net loss	(29,321)												$ (29,321)
Foreign currency translation adjustment	100									$ 100
Unrealized gain on marketable securities	1									1
Balance (in shares) at Aug. 31, 2014				6,024,108
Balance at Aug. 31, 2014	$ 27,609			$ 60			$ 332,049			$ (595)			$ (303,905)
Common stock issued upon IPO, net of offering costs
Restricted stock issued (in shares)				9,125
Restricted stock issued
Restricted stock cancelled (in shares)				(1,011)
Restricted stock cancelled
Stock compensation expense	$ 1,777						$ 1,777
Net loss	(19,982)												$ (19,982)
Foreign currency translation adjustment	(46)									$ (46)
Unrealized gain on marketable securities	10									10
Balance (in shares) at May. 31, 2015				6,032,222
Balance at May. 31, 2015	$ 9,368			$ 60			$ 333,826			$ (631)			$ (323,887)